Leases (Tables)	12 Months Ended
Dec. 31, 2016
Leases [Abstract]
Future Minimum Rent Payments Under Non-Cancelable Leases

The future minimum rent payments under non-cancelable leases, due in each of the next five years and thereafter as of

December 31, 2016, were as follows:

($ in millions)	Operating Leases
Year
2017	$13
2018	9
2019	7
2020	6
2021	5
Thereafter	5

Total minimum rent payments	$45

Schedule of Rent Expense	Rent expense for all operating leases was as follows:

	Year Ended December 31,
($ in millions)	2016	2015	2014
Minimum rentals	$16	$12	$11
Contingent rentals	1	5	4

	$17	$17	$15